Taxes on Income (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of operating loss carryforward
Loss carryforwards	$ 11,046
HOMI USA Inc [Member]
Summary of operating loss carryforward
Loss carryforwards	3,467
HOMI Israel Ltd [Member]
Summary of operating loss carryforward
Loss carryforwards	1,740
HOMI Industries Ltd [Member]
Summary of operating loss carryforward
Loss carryforwards	3,199
HOMI Europe SARL [Member]
Summary of operating loss carryforward
Loss carryforwards	1,111
HOMI Inc. [Member]
Summary of operating loss carryforward
Loss carryforwards	320
HOMI UK Ltd [Member]
Summary of operating loss carryforward
Loss carryforwards	724
HOMI Australia PTY [Member]
Summary of operating loss carryforward
Loss carryforwards	340
HOMI France [Member]
Summary of operating loss carryforward
Loss carryforwards	$ 145